UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22137

Exact name of registrant as specified in charter:	Oppenheimer Master Loan Fund, LLC

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-22137

Registrant Name:  Oppenheimer Master Loan Fund, LLC

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer Master Loan Fund, LLC

MEDIA GENERAL, INC. Meeting Date: APR 24, 2014 Record Date: FEB 28, 2014 Meeting Type: ANNUAL
Ticker: MEG Security ID: 584404107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director J. Stewart Bryan, III	Management	For	For
1.2	Elect Director Diana F. Cantor	Management	For	For
1.3	Elect Director H.C. Charles Diao	Management	For	For
1.4	Elect Director Dennis J. FitzSimons	Management	For	For
1.5	Elect Director Soohyung Kim	Management	For	For
1.6	Elect Director George L. Mahoney	Management	For	For
1.7	Elect Director Marshall N. Morton	Management	For	For
1.8	Elect Director Wyndham Robertson	Management	For	For
1.9	Elect Director Howard L. Schrott	Management	For	For
1.10	Elect Director Kevin T. Shea	Management	For	Withhold
1.11	Elect Director Thomas J. Sullivan	Management	For	For
2	Amend Omnibus Stock Plan	Management	For	For
3	Ratify Auditors	Management	For	For
4	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Master Loan Fund, LLC

By:	William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
------------------------------------------
Lisa Bloomberg, Attorney in Fact